Financial instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Nov. 06, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Liquidity risk [Abstract]
Proceeds from agreement	£ 36,654,000			£ 0
Credit risk [Abstract]
Cash and cash equivalents	£ 129,716,000			73,966,000	£ 124,385,000	£ 82,883,000
Oxford Finance Agreement [Member]
Liquidity risk [Abstract]
Maturity date for monthly payments of principal and interest	Nov. 30, 2025
Oxford Finance Agreement, Tranche One [Member]
Liquidity risk [Abstract]
Proceeds from agreement | $			$ 50
Liquidity Risk [Member]
Disclosure of financial assets [abstract]
Financial assets	£ 136,307,000			80,279,000
Disclosure of financial liabilities [abstract]
Financial liabilities	61,738,000			39,863,000
Liquidity Risk [Member] | Trade Payables [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	25,084,000			15,579,000
Liquidity Risk [Member] | Interest Bearing Loans and Borrowings [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	36,654,000			19,157,000
Liquidity Risk [Member] | Derivative Liability [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities				5,127,000
Liquidity Risk [Member] | Trade Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets	1,797,000			1,471,000
Liquidity Risk [Member] | Clinical Trial Deposits in Current Assets [Member]
Disclosure of financial assets [abstract]
Financial assets	1,221,000
Liquidity Risk [Member] | Non-current Financial Assets [Member]
Disclosure of financial assets [abstract]
Financial assets	3,573,000
Liquidity Risk [Member] | Interest Receivable [Member]
Disclosure of financial assets [abstract]
Financial assets				28,000
Liquidity Risk [Member] | Prepayments and Accrued Income [Member]
Disclosure of financial assets [abstract]
Financial assets				2,282,000
Liquidity Risk [Member] | Long Term Security Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets				2,532,000
Liquidity Risk [Member] | Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets	129,716,000			73,966,000
Liquidity Risk [Member] | Other Non-current Financial Assets [Member]
Liquidity risk [Abstract]
Paid in advance for clinical trials	3,426,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member]
Disclosure of financial assets [abstract]
Financial assets	136,307,000			80,279,000
Disclosure of financial liabilities [abstract]
Financial liabilities	76,505,000			35,005,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Trade Payables [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	25,084,000			15,579,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Interest Bearing Loans and Borrowings [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	51,421,000			19,426,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Derivative Liability [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities				0
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Trade Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets	1,797,000			1,471,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Clinical Trial Deposits in Current Assets [Member]
Disclosure of financial assets [abstract]
Financial assets	1,221,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Non-current Financial Assets [Member]
Disclosure of financial assets [abstract]
Financial assets	3,573,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Interest Receivable [Member]
Disclosure of financial assets [abstract]
Financial assets				28,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Prepayments and Accrued Income [Member]
Disclosure of financial assets [abstract]
Financial assets				2,282,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Long Term Security Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets				2,532,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets	129,716,000			73,966,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member]
Disclosure of financial assets [abstract]
Financial assets	132,734,000			75,889,000
Disclosure of financial liabilities [abstract]
Financial liabilities	28,438,000			39,863,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Trade Payables [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	25,084,000			15,579,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Interest Bearing Loans and Borrowings [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	3,354,000			19,157,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Derivative Liability [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities				5,127,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Trade Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets	1,797,000			1,471,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Clinical Trial Deposits in Current Assets [Member]
Disclosure of financial assets [abstract]
Financial assets	1,221,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Non-current Financial Assets [Member]
Disclosure of financial assets [abstract]
Financial assets	0
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Interest Receivable [Member]
Disclosure of financial assets [abstract]
Financial assets				28,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Prepayments and Accrued Income [Member]
Disclosure of financial assets [abstract]
Financial assets				424,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Long Term Security Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets				0
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets	£ 129,716,000			73,966,000
Liquidity Risk [Member] | Oxford Finance Agreement, Tranche One [Member]
Liquidity risk [Abstract]
Proceeds from agreement | $		$ 50
Maturity date for monthly payments of principal and interest	Nov. 30, 2025
Liquidity Risk [Member] | Bottom of Range [Member] | Long Term Security Deposits [Member]
Liquidity risk [Abstract]
Financial assets estimated receivable period	P4Y
Liquidity Risk [Member] | Bottom of Range [Member] | Other Non-current Financial Assets [Member]
Liquidity risk [Abstract]
Financial assets estimated receivable period	P1Y
Liquidity Risk [Member] | Top of Range [Member]
Liquidity risk [Abstract]
Financial assets and liabilities maturity of contractual cash flows	P1Y
Liquidity Risk [Member] | Top of Range [Member] | Other Non-current Financial Assets [Member]
Liquidity risk [Abstract]
Financial assets estimated receivable period	P5Y
Credit Risk [member]
Credit risk [Abstract]
Cash and cash equivalents	£ 129,716,000			£ 73,966,000